29. FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Debt Tables
Financial debt

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Bank debt (overdrafts)	–	1.5
Related party loans	80.7	–
Financial debt, short-term	80.7	1.5

Related party loans	520.4	475.2
Financial debt, long-term	520.4	475.2

Total	601.1	476.7

OF WHICH ARE
Bank debt	–	1.5
Related party loans	601.1	475.2

Net debt

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2017	187.6	1.5	475.2	289.1

Cash flows from operating, financing and investing activities	(51.1)	–	–	51.1
Repayments of financial debt	–	(21.5)	(6.5)	(28.0)
Loan from common control transaction	–	103.1	51.6	154.7
Cash flow	(51.1)	81.6	45.1	177.8
Currency translation adjustments	0.9	(2.4)	0.1	(3.2)
Non-cash movements	0.9	(2.4)	0.1	(3.2)
Balance at December 31, 2017	137.4	80.7	520.4	463.7

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2016	160.4	0.9	483.1	323.6

Cash flows from operating, financing and investing activities	26.1	–	–	(26.1)
Repayments of financial debt	–	–	(7.3)	(7.3)
Loan from common control transaction	–	–	–	–
Cash flow	26.1	–	(7.3)	(33.4)
Currency translation adjustments	1.1	0.6	(0.6)	(1.1)
Non-cash movements	1.1	0.6	(0.6)	(1.1)
Balance at December 31, 2016	187.6	1.5	475.2	289.1

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2015	104.5	–	473.6	369.1

Cash flows from operating, financing and investing activities	54.5	–	–	(54.5)
Business combinations (acquisitions)	4.3	1.0	–	(3.3)
Repayments of financial debt	–	0.9	(10.9)	(10.0)
Loan from common control transaction	–	–	–	–
Cash flow	58.8	1.9	(10.9)	(67.8)
Currency translation adjustments	(2.9)	(1.0)	(0.1)	1.8
Non-cash movements	(2.9)	(1.0)	(0.1)	1.8
Other non-cash transactions *	–	–	20.5	20.5
Balance at December 31, 2015	160.4	0.9	483.1	323.6